Basis of preparation of the financial statements - Coronavirus outbreak (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Basis of preparation of the financial statements
Amount pledged and expensed to support COVID-19 relief efforts	$ 85